Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.72%
Aerospace & Defense–2.16%
Airbus SE (France)	311,509	$73,129,383
General Electric Co.	414,098	149,104,267
Honeywell Aerospace, Inc.(b)	128,961	26,661,397
		248,895,047
Alternative Carriers–0.41%
Space Exploration Technologies Corp., Class A(b)(c)	437,681	47,431,490
Application Software–0.89%
Intuit, Inc.	323,970	102,397,198
Automobile Manufacturers–0.76%
Tesla, Inc.(b)	280,955	87,436,006
Biotechnology–2.18%
AbbVie, Inc.	732,409	183,790,714
Argenx SE, ADR (Netherlands)(b)	78,114	66,695,296
		250,486,010
Broadline Retail–5.32%
Amazon.com, Inc.(b)	2,257,489	613,088,863
Building Products–0.91%
Johnson Controls International PLC	711,350	104,326,591
Construction Materials–0.66%
CRH PLC	796,690	75,693,517
Consumer Finance–2.23%
American Express Co.	419,195	140,954,319
Capital One Financial Corp.	555,919	116,192,630
		257,146,949
Consumer Staples Merchandise Retail–0.55%
Walmart, Inc.	568,161	63,179,503
Diversified Banks–3.99%
Fifth Third Bancorp	1,172,172	66,227,718
JPMorgan Chase & Co.	1,118,369	393,431,031
		459,658,749
Diversified Financial Services–0.46%
Equitable Holdings, Inc.	1,119,728	53,355,039
Electric Utilities–1.58%
Entergy Corp.	742,579	79,916,352
PPL Corp.	2,880,252	101,413,673
		181,330,025
Electrical Components & Equipment–1.44%
Eaton Corp. PLC	158,425	65,778,060
Hubbell, Inc.	211,606	99,994,415
		165,772,475
Electronic Components–0.35%
Coherent Corp.(b)	151,644	39,865,691
Shares		Value
Environmental & Facilities Services–0.65%
Republic Services, Inc.	354,978	$74,740,618
Fertilizers & Agricultural Chemicals–0.73%
Corteva, Inc.(c)	1,065,518	83,866,922
Financial Exchanges & Data–0.55%
Cboe Global Markets, Inc.	202,229	62,737,503
Gas Utilities–1.18%
Atmos Energy Corp.	786,775	135,938,984
Health Care Equipment–0.98%
Medtronic PLC	1,316,552	112,420,375
Health Care Facilities–1.15%
Tenet Healthcare Corp.(b)	519,819	132,439,485
Health Care REITs–0.76%
Welltower, Inc.	375,440	88,018,154
Health Care Services–0.91%
CVS Health Corp.	1,001,882	104,626,537
Health Care Supplies–0.62%
Medline, Inc., Class A(b)(c)	1,827,579	71,787,303
Heavy Electrical Equipment–0.55%
Siemens Energy AG, Class A (Germany)	371,495	63,467,309
Homebuilding–0.54%
D.R. Horton, Inc.	434,144	62,108,641
Hotels, Resorts & Cruise Lines–1.05%
Royal Caribbean Cruises Ltd.(c)	381,316	121,372,883
Industrial Conglomerates–0.16%
Honeywell International, Inc.	77,446	18,823,250
Industrial Gases–0.81%
Linde PLC	196,065	93,793,575
Industrial REITs–1.11%
Prologis, Inc.	885,442	128,043,768
Insurance Brokers–1.78%
Marsh & McLennan Cos., Inc.	1,083,427	205,515,268
Integrated Oil & Gas–2.28%
Chevron Corp.	926,808	182,423,618
Suncor Energy, Inc. (Canada)	1,188,249	79,945,393
		262,369,011
Interactive Media & Services–10.03%
Alphabet, Inc., Class A	2,331,322	830,253,704
Meta Platforms, Inc., Class A	582,566	324,320,318
		1,154,574,022
Internet Services & Infrastructure–0.53%
MongoDB, Inc.(b)	179,530	60,587,784
Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	867,097	91,253,288
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Managed Health Care–1.94%
UnitedHealth Group, Inc.	539,878	$223,725,443
Oil & Gas Exploration & Production–0.23%
Devon Energy Corp.	582,608	26,293,099
Oil & Gas Storage & Transportation–1.03%
Cheniere Energy, Inc.	448,741	118,274,665
Packaged Foods & Meats–0.49%
Mondelez International, Inc., Class A	909,671	56,681,600
Pharmaceuticals–2.89%
Eli Lilly and Co.	211,943	243,488,596
Merck & Co., Inc.	688,040	89,582,808
		333,071,404
Property & Casualty Insurance–0.47%
American International Group, Inc.	688,592	54,109,559
Rail Transportation–0.39%
Union Pacific Corp.	154,085	45,012,851
Restaurants–1.29%
Yum! Brands, Inc.(c)	972,522	149,068,172
Semiconductor Materials & Equipment–2.42%
Applied Materials, Inc.	315,358	160,097,796
ASML Holding N.V., New York Shares (Netherlands)	72,937	118,814,373
		278,912,169
Semiconductors–16.01%
Advanced Micro Devices, Inc.(b)	422,755	201,294,793
Broadcom, Inc.	999,353	389,028,135
Micron Technology, Inc.	201,914	166,181,280
NVIDIA Corp.	4,920,060	987,702,045
Texas Instruments, Inc.	361,449	99,665,947
		1,843,872,200
Soft Drinks & Non-alcoholic Beverages–1.36%
Coca-Cola Co. (The)	1,786,958	156,519,651
Systems Software–7.21%
Microsoft Corp.	1,604,475	745,631,622
ServiceNow, Inc.(b)	756,161	84,107,788
		829,739,410
Shares		Value
Technology Hardware, Storage & Peripherals–8.14%
Apple, Inc.	2,758,988	$852,278,983
Sandisk Corp.(b)	70,328	85,436,564
		937,715,547
Telecom Tower REITs–0.35%
American Tower Corp.	231,818	40,187,968
Tobacco–2.60%
Philip Morris International, Inc. (Switzerland)	1,569,674	299,525,193
Transaction & Payment Processing Services–1.85%
Mastercard, Inc., Class A	371,139	212,699,761
Total Common Stocks & Other Equity Interests (Cost $6,616,095,693)		11,483,956,525
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	11,836,961	11,836,961
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	21,982,928	21,982,928
Total Money Market Funds (Cost $33,819,889)		33,819,889
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $6,649,915,582)		11,517,776,414
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.07%
Invesco Private Government Fund, 3.69%(d)(e)(f)	34,359,390	34,359,390
Invesco Private Prime Fund, 3.82%(d)(e)(f)	89,305,764	89,314,695
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,672,520)		123,674,085
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $6,773,588,102)		11,641,450,499
OTHER ASSETS LESS LIABILITIES—(1.08)%		(124,581,933)
NET ASSETS–100.00%		$11,516,868,566
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,340,270	$617,276,864	$(644,780,173)	$-	$-	$11,836,961	$855,424
Invesco Treasury Portfolio, Institutional Class	73,060,502	1,146,371,319	(1,197,448,893)	-	-	21,982,928	1,575,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,122,645	555,566,554	(546,329,809)	-	-	34,359,390	774,538*
Invesco Private Prime Fund	65,393,801	1,214,789,494	(1,190,847,030)	2,095	(23,665)	89,314,695	2,095,165*
Total	$202,917,218	$3,534,004,231	$(3,579,405,905)	$2,095	$(23,665)	$157,493,974	$5,300,992

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,347,359,833	$136,596,692	$—	$11,483,956,525
Money Market Funds	33,819,889	123,674,085	—	157,493,974
Total Investments	$11,381,179,722	$260,270,777	$—	$11,641,450,499
Invesco Main Street Fund®